Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 139,139		₨ 91,507
Prepayments related to insurance	0		0
Prepayments-others	546,390		649,622
Current prepayments	₨ 685,529	$ 8,222	₨ 741,129